Pensions (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Pensions
Net pension liability	€ 4.1	€ 4.1	€ 4.1
Costs associated with the scheme		0.3	0.3
The amounts recognised in the consolidated balance sheet in respect of defined benefit plans
Present value of benefit obligations	(15.0)	(15.0)	(15.0)
Fair value of plan assets	10.3	10.3	10.3
Present value of net obligations	(4.7)	(4.7)	(4.7)
Related deferred tax asset	0.6	0.6	0.6
Net pension liability	(4.1)	(4.1)	(4.1)
Pension cost of defined-contribution plans	€ 5.8	€ 4.8	€ 4.2